Income Taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2024 HKD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax profits	$ 100,642	$ 781,759	$ 148,309	$ 387,845
Net operating loss carryforward	2,225,325				$ 17,285,658
m-Finance [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforward	2,198,606				17,078,112
mFTT [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforward	$ 26,719				$ 207,546
HONG KONG | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax profits		2,000,000
HONG KONG | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax profits		$ 2,000,000
Profit tax rates	16.50%	16.50%